Dividends paid	12 Months Ended
Jun. 30, 2025
Dividends paid
Dividends paid
28	Dividends paid

	2025	2024	2023
for the year ended 30 June	Rm	Rm	Rm
Final dividend – prior year	28	6 341	9 295
Interim dividend – current year	—	1 292	4 459
	28	7 633	13 754

The Board did not declare a dividend for the current year.